Time charter revenues and related contract balances (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018
Trade receivable for lease	$ 2,898	$ 5,572
Trade receivable for time charter services	2,658	6,277
Total trade receivable and amounts due from affiliates	$ 5,556	$ 11,849